Related parties (Compensation for key management personnel) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 23,557,000		$ 20,663,000
Share-based compensation	21,149,000		34,639,000
Post-employment benefits	6,532,000		6,188,000
Termination benefits	0		161,000
Total	51,238,000		61,651,000
Dividends from equity-accounted investee	117,698,000		50,128,000
Inkai [Member]
Disclosure of transactions between related parties [line items]
Purchases	206,818,000	$ 155,937,000	233,621,000	$ 185,763,000
Dividends from equity-accounted investee	$ 117,698,000	$ 92,425,000	$ 50,128,000	$ 40,286,000